Risk management - Financial assets and liabilities denominated in foreign currency (Details) - Currency risk [member] $ in Millions	12 Months Ended
Dec. 31, 2020 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
One Percent variations in exchange rate, Effect on income before income taxes	$ (48,866)
One percent variations in exchange rate, effect on other comprehensive income	(293,457)
Five Percent variations in exchange rate, Effect on income before income taxes	(244,330)
Five Percent variations in exchange rate, effect on other comprehensive income	$ (1,467,286)